First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 98.4%
	Armenia – 0.9%
1,380,000	Republic of Armenia International Bond (USD) (b)	3.95%	09/26/29	$1,354,460
	Australia – 4.1%
7,945,000	Treasury Corp. of Victoria (AUD)	6.00%	10/17/22	6,177,708
	Bahrain – 1.5%
800,000	Bahrain Government International Bond (USD)	7.00%	01/26/26	900,214
1,400,000	Bahrain Government International Bond (USD) (b)	5.63%	09/30/31	1,414,841
				2,315,055
	Brazil – 6.1%
20,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	5,557,883
12,650,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	3,639,308
				9,197,191
	Canada – 3.8%
6,181,000	Canadian Government Bond (CAD)	8.00%	06/01/23	5,747,814
	Costa Rica – 0.9%
720,000	Costa Rica Government International Bond (USD)	4.25%	01/26/23	706,507
219,000	Costa Rica Government International Bond (USD)	7.00%	04/04/44	217,907
511,000	Costa Rica Government International Bond (USD)	7.16%	03/12/45	512,922
				1,437,336
	Czech Republic – 0.7%
20,910,000	Czech Republic Government Bond (CZK)	5.70%	05/25/24	1,072,078
	Dominican Republic – 0.5%
660,000	Dominican Republic International Bond (USD)	5.50%	01/27/25	697,957
	Ecuador – 3.2%
2,180,000	Ecuador Government International Bond (USD) (b)	8.75%	06/02/23	2,318,997
949,000	Ecuador Government International Bond (USD) (b)	10.75%	01/31/29	1,027,895
1,400,000	Ecuador Government International Bond (USD) (b)	9.50%	03/27/30	1,419,600
				4,766,492
	Egypt – 3.2%
11,200,000	Egypt Government Bond (EGP)	16.00%	06/11/22	716,588
474,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	502,981
380,000	Egypt Government International Bond (USD) (b)	8.50%	01/31/47	403,555
1,730,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	1,746,517
25,300,000	Egypt Treasury Bills (EGP)	(c)	04/28/20	1,439,201
				4,808,842
	El Salvador – 1.5%
900,000	El Salvador Government International Bond (USD)	5.88%	01/30/25	929,259
1,240,000	El Salvador Government International Bond (USD)	7.65%	06/15/35	1,336,112
				2,265,371
	France – 0.7%
561,000	French Republic Government Bond OAT (EUR)	3.25%	05/25/45	1,040,581
	Germany – 0.6%
508,000	Bundesrepublik Deutschland Bundesanleihe (EUR)	2.50%	08/15/46	952,784
	Ghana – 0.5%
770,000	Ghana Government International Bond (USD) (b)	7.63%	05/16/29	771,947

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Indonesia – 3.4%
20,750,000,000	Indonesia Treasury Bond (IDR)	5.63%	05/15/23	$1,423,191
49,300,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,681,090
				5,104,281
	Italy – 4.4%
2,762,000	Italy Buoni Poliennali Del Tesoro (EUR)	9.00%	11/01/23	4,101,892
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR)	7.25%	11/01/26	2,559,325
				6,661,217
	Jamaica – 0.3%
304,000	Jamaica Government International Bond (USD)	7.88%	07/28/45	398,243
	Japan – 9.9%
1,219,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	11,687,314
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	3,261,433
				14,948,747
	Kenya – 0.4%
590,000	Kenya Government International Bond (USD)	6.88%	06/24/24	623,744
	Malaysia – 2.1%
13,000,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	3,186,098
	Mexico – 4.7%
38,000,000	Mexican Bonos (MXN)	6.50%	06/09/22	1,917,350
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,159,967
27,000,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,296,326
51,000,000	Mexican Bonos (MXN)	7.75%	11/13/42	2,706,070
				7,079,713
	Nigeria – 2.7%
1,030,000,000	Nigeria Government Bond (NGN)	14.50%	07/15/21	2,851,430
663,000	Nigeria Government International Bond (USD) (b)	7.88%	02/16/32	699,776
513,000	Nigeria Government International Bond (USD) (b)	7.63%	11/28/47	507,670
				4,058,876
	Norway – 0.6%
7,511,000	Norway Government Bond (NOK) (b)	1.75%	02/17/27	856,982
	Oman – 1.4%
1,400,000	Oman Government International Bond (USD) (b)	6.00%	08/01/29	1,395,996
770,000	Oman Government International Bond (USD) (b)	6.75%	01/17/48	728,613
				2,124,609
	Peru – 3.9%
16,000,000	Peruvian Government International Bond (PEN)	6.90%	08/12/37	5,813,805
	Poland – 7.3%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,703,672
17,100,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	4,644,624
10,000,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	2,594,324
				10,942,620
	Portugal – 1.0%
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (b)	5.65%	02/15/24	1,495,963

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Qatar – 0.9%
1,100,000	Qatar Government International Bond (USD)	4.82%	03/14/49	$1,363,866
	Russia – 6.6%
510,000,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	7,974,299
90,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	1,456,389
400,000	Russian Foreign Bond - Eurobond (USD)	5.88%	09/16/43	509,043
				9,939,731
	Rwanda – 1.0%
1,440,000	Rwanda International Government Bond (USD)	6.63%	05/02/23	1,559,359
	Saudi Arabia – 1.1%
1,435,000	Saudi Government International Bond (USD) (b)	4.38%	04/16/29	1,613,930
	South Africa – 3.4%
57,640,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	4,250,403
850,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	879,503
				5,129,906
	Spain – 2.3%
2,111,000	Spain Government Bond (EUR) (b)	5.90%	07/30/26	3,247,642
100,000	Spain Government Bond (EUR) (b)	5.15%	10/31/44	212,443
				3,460,085
	Tanzania – 0.1%
96,674	Tanzania Government International Bond, 6 Mo. LIBOR + 6.00% (USD) (d)	7.99%	03/09/20	98,125
	Turkey – 7.7%
47,500,000	Turkey Government Bond (TRY)	8.80%	09/27/23	7,267,576
28,600,000	Turkey Government Bond (TRY)	10.50%	08/11/27	4,426,492
				11,694,068
	Ukraine – 2.3%
1,370,000	Ukraine Government International Bond (USD) (b)	7.75%	09/01/24	1,449,928
1,200,000	Ukraine Government International Bond (EUR) (b)	6.75%	06/20/26	1,413,573
716,000	Ukraine Government International Bond (USD) (b)	(c)	05/31/40	671,339
				3,534,840
	United Kingdom – 2.7%
754,000	United Kingdom Gilt (GBP)	4.25%	12/07/27	1,222,265
1,250,000	United Kingdom Gilt (GBP)	4.25%	12/07/49	2,856,605
				4,078,870
	Total Foreign Sovereign Bonds and Notes			148,373,294
	(Cost $146,018,940)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) – 23.4%
	Bahrain – 0.5%
680,000	Oil and Gas Holding (The) Co. BSCC (USD)	7.63%	11/07/24	772,379
	Barbados – 0.5%
750,000	Sagicor Finance 2015 Ltd. (USD) (b)	8.88%	08/11/22	791,250
	Brazil – 3.5%
780,000	CSN Resources S.A. (USD) (b)	7.63%	02/13/23	816,075
850,000	GTL Trade Finance, Inc. (USD)	7.25%	04/16/44	1,049,750

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Brazil (Continued)
1,550,000	OAS Finance Ltd. (USD) (f) (g) (h) (i)	8.88%	(j)	$11,625
460,000	OAS Investments GmbH (USD) (f) (g) (h)	8.25%	10/19/19	3,450
455,205	Odebrecht Drilling Norbe VIII/IX Ltd. (USD)	6.35%	12/01/21	452,934
1,148,000	Petrobras Global Finance BV (USD) (b)	5.09%	01/15/30	1,198,971
1,520,000	Petrobras Global Finance BV (USD)	6.90%	03/19/49	1,746,480
				5,279,285
	China – 0.4%
600,000	Shimao Property Holdings Ltd. (USD)	5.60%	07/15/26	613,748
	Colombia – 0.3%
429,000	Banco GNB Sudameris S.A. (USD) (b) (i)	6.50%	04/03/27	445,628
	Congo – 0.5%
720,000	HTA Group Ltd. (USD)	9.13%	03/08/22	752,602
	Dominican Republic – 1.3%
1,860,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (b)	7.95%	05/11/26	1,987,875
	Ecuador – 0.4%
484,000	International Airport Finance S.A. (USD) (b)	12.00%	03/15/33	539,055
	Georgia – 1.0%
540,000	Bank of Georgia JSC (USD) (b)	6.00%	07/26/23	556,931
975,000	Georgian Oil and Gas Corp. JSC (USD) (b)	6.75%	04/26/21	1,015,012
				1,571,943
	Guatemala – 0.5%
735,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (b)	6.88%	02/06/24	758,887
	Honduras – 0.3%
396,000	Inversiones Atlantida S.A. (USD) (b)	8.25%	07/28/22	416,794
	India – 0.7%
675,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (b)	6.25%	12/10/24	706,489
400,000	Azure Power Solar Energy Pvt. Ltd. (USD) (b)	5.65%	12/24/24	401,700
				1,108,189
	Indonesia – 0.5%
760,000	Medco Platinum Road Pte Ltd. (USD) (b)	6.75%	01/30/25	764,147
	Jamaica – 0.3%
474,695	Digicel Group One Ltd. (USD) (b)	8.25%	12/30/22	284,817
512,224	Digicel Group Two Ltd. (USD) (b)	8.25%	09/30/22	110,128
				394,945
	Kazakhstan – 1.5%
1,350,000	KazMunayGas National Co. JSC (USD)	4.75%	04/19/27	1,463,778
789,000	Tengizchevroil Finance Co. International Ltd. (USD) (b)	4.00%	08/15/26	825,838
				2,289,616
	Mexico – 1.8%
750,000	BBVA Bancomer S.A. (USD) (i)	5.13%	01/18/33	717,187
13,950,000	Petroleos Mexicanos (MXN)	7.19%	09/12/24	620,306
750,000	Sixsigma Networks Mexico SA de CV (USD) (b)	7.50%	05/02/25	744,750

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (e) (Continued)
	Mexico (Continued)
311,000	Unifin Financiera SAB de CV SOFOM ENR (USD) (b) (i)	8.88%	(j)	$277,571
400,000	Unifin Financiera SAB de CV SOFOM ENR (USD)	7.00%	01/15/25	397,800
				2,757,614
	Nigeria – 1.7%
600,000	IHS Netherlands Holdco BV (USD) (b)	8.00%	09/18/27	614,250
770,000	SEPLAT Petroleum Development Co., PLC (USD) (b)	9.25%	04/01/23	808,885
1,070,000	United Bank for Africa PLC (USD) (b)	7.75%	06/08/22	1,141,331
				2,564,466
	Oman – 0.6%
892,000	Oztel Holdings SPC Ltd. (USD) (b)	6.63%	04/24/28	900,648
	Russia – 1.7%
1,045,000	Evraz Group S.A. (USD) (b)	5.38%	03/20/23	1,113,751
790,000	Gazprom OAO Via Gaz Capital S.A. (USD)	4.95%	03/23/27	855,629
600,000	GTH Finance BV (USD) (b)	7.25%	04/26/23	670,621
				2,640,001
	Saudi Arabia – 0.4%
554,000	Saudi Arabian Oil Co. (USD) (b)	4.25%	04/16/39	598,400
	South Africa – 0.5%
690,000	Liquid Telecommunications Financing PLC (USD)	8.50%	07/13/22	683,742
	Turkey – 1.6%
920,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (b)	5.00%	04/06/23	916,538
744,000	Turkiye Vakiflar Bankasi TAO (USD)	6.00%	11/01/22	712,599
660,000	Yapi ve Kredi Bankasi AS (USD) (b) (i)	13.88%	(j)	713,130
				2,342,267
	Ukraine – 2.4%
770,000	Metinvest BV (USD) (b)	8.50%	04/23/26	820,681
860,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	892,322
37,000,000	Ukreximbank Via Biz Finance PLC (UAH)	16.50%	03/02/21	1,531,273
367,500	Ukreximbank Via Biz Finance PLC (USD)	9.63%	04/27/22	383,894
				3,628,170
	Zambia – 0.5%
750,000	First Quantum Minerals Ltd. (USD)	7.50%	04/01/25	740,625
	Total Foreign Corporate Bonds and Notes			35,342,276
	(Cost $36,532,051)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 13.5%
$2,919,000	United States Treasury Note	2.38%	05/15/27	3,076,295
10,416,000	United States Treasury Note	2.38%	05/15/29	11,062,931

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) (Continued)
$4,695,000	United States Treasury Note	3.75%	11/15/43	$6,177,135
	Total U.S. Government Bonds and Notes			20,316,361
	(Cost $19,028,317)

Total Investments – 135.3%	204,031,931
(Cost $201,579,308) (k)
Outstanding Loans – (40.0)%	(60,272,815)
Net Other Assets and Liabilities – 4.7%	7,036,581
Net Assets – 100.0%	$150,795,697

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2019	Sale Value as of 9/30/2019	Unrealized Appreciation/ (Depreciation)
11/21/19	CIT	BRL	3,549,000	USD	849,795	$ 851,277	$ 849,795	$ 1,482
11/21/19	BAR	INR	184,359,000	USD	2,542,532	2,587,003	2,542,532	44,471
10/10/19	UBS	PLN	547,000	USD	145,453	136,423	145,453	(9,030)
10/10/19	DB	TRY	32,851,000	USD	5,479,522	5,707,343	5,479,522	227,821
10/10/19	DB	USD	5,245,207	AUD	7,456,000	5,245,207	5,034,306	210,901
11/21/19	BAR	USD	880,674	BRL	3,564,000	880,674	854,875	25,799
10/10/19	UBS	USD	4,830,110	CAD	6,296,000	4,825,441	4,753,000	72,441
11/21/19	DB	USD	2,539,380	INR	184,359,000	2,539,380	2,587,003	(47,623)
10/10/19	CIT	USD	1,911,188	MXN	38,434,000	1,911,188	1,944,161	(32,973)
10/10/19	DB	USD	2,188,769	PLN	8,230,000	2,188,769	2,052,582	136,187
10/10/19	CIT	USD	5,721,964	TRY	32,851,000	5,721,964	5,797,175	(75,211)
10/10/19	CIT	USD	276,392	ZAR	3,913,000	276,392	258,010	18,382
10/10/19	UBS	USD	814,097	ZAR	11,610,000	814,097	765,526	48,571
Net Unrealized Appreciation (Depreciation)								$621,218

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
UBS	UBS

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2019, securities noted as such amounted to $47,087,123 or 31.2% of net assets.
(c)	Zero coupon bond.
(d)	Floating rate security.
(e)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(g)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(h)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(i)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(j)	Perpetual maturity.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,256,694 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,182,853. The net unrealized appreciation was $3,073,841. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 148,373,294	$ —	$ 148,373,294	$ —
Foreign Corporate Bonds and Notes*	35,342,276	—	35,342,276	—
U.S. Government Bonds and Notes	20,316,361	—	20,316,361	—
Total Investments	204,031,931	—	204,031,931	—
Forward Foreign Currency Contracts	786,055	—	786,055	—
Total	$ 204,817,986	$—	$ 204,817,986	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (164,837)	$ —	$ (164,837)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2019, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AAA	16.7%
AA	2.5
AA-	1.2
A+	8.4
A	5.4
A-	9.9
BBB	12.2
BBB-	4.4
BB+	3.1
BB	5.0
BB-	13.2
B+	6.2
B	5.2
B-	3.8
CCC	0.3
CC	0.0*
Not Rated	2.5
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

*	Amount is less than 0.1%.

Industry Classification	% of Total Investments
Sovereigns	80.1%
Government Regional	3.0
Integrated Oils	2.5
Banks	2.3
Exploration & Production	2.3
Metals & Mining	2.2
Wireless Telecommunication Services	1.3
Utilities	1.0
Government Development Banks	0.9
Power Generation	0.6
Pipelines	0.5
Food & Beverage	0.4
Life Insurance	0.4
Manufactured Goods	0.4
Software & Services	0.4
Wireline Telecommunication Services	0.3
Commercial Finance	0.3
Industrial Other	0.3
Real Estate	0.3
Transportation & Logistics	0.3
Oil & Gas Services & Equipment	0.2
Total	100.0%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	47.7%
EUR	7.3
JPY	7.3
TRY	5.7
RUB	4.6
BRL	4.5
PLN	4.4
PEN	2.8
MXN	2.8
IDR	2.5
GBP	2.0
ZAR	1.6
MYR	1.6
NGN	1.4
EGP	1.1
UAH	0.7
AUD	0.6
CZK	0.5
CAD	0.5
NOK	0.4
INR	0.0*
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand